Fair Value Measurements - Schedule of Gross Components of Net Purchases, Sales Settlements and Transfers (Details) - Level 3 - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Derivative | Fixed Indexed Annuities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net Purchases, Sales, and Settlements	$ 34	$ 262
Net Transfers	(34)	(19)
Derivative | Other embedded derivative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net Purchases, Sales, and Settlements	(5)	(5)
Net Transfers	0	0
Derivative | Interest rate derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net Purchases, Sales, and Settlements	0	(22)
Net Transfers	0	0
Derivative | Variable annuities macro hedge program
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net Purchases, Sales, and Settlements	432	262
Net Transfers	0	0
Derivative | Fixed indexed annuities hedge program
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net Purchases, Sales, and Settlements	14	34
Net Transfers	0	0
Separate account assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net Purchases, Sales, and Settlements	(3)	76
Net Transfers	(5)	(100)
Fixed Maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net Purchases, Sales, and Settlements	80	327
Net Transfers	(137)	0
Investment Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net Purchases, Sales, and Settlements	7	42
Net Transfers	137	0
Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net Purchases, Sales, and Settlements	(1)	(3)
Net Transfers	0	0
Assets | Derivative | Variable annuities macro hedge program
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchases	72	351
Settlements	0	(89)
Sales	360	0
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Assets | Derivative | Fixed indexed annuities hedge program
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchases	32	86
Settlements	(18)	(52)
Sales	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Assets | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchases	528	192
Settlements	(160)	(80)
Sales	0	0
Net Purchases, Sales, and Settlements	368	112
Transfers into Level 3	0	0
Transfers out of Level 3	(37)	(50)
Net Transfers	(37)	(50)
Assets | Separate account assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchases	123	99
Settlements	0	0
Sales	(126)	(23)
Transfers into Level 3	43	0
Transfers out of Level 3	(48)	(100)
Assets | Total fixed maturities, available-for-sale | Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchases	25	52
Settlements	(17)	(6)
Sales	0	0
Net Purchases, Sales, and Settlements	8	46
Transfers into Level 3	0	0
Transfers out of Level 3	0	(3)
Net Transfers	0	(3)
Assets | Total fixed maturities, available-for-sale | Collateralized loan obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchases	59	80
Settlements	0	(54)
Sales	(50)	0
Net Purchases, Sales, and Settlements	9	26
Transfers into Level 3	0	0
Transfers out of Level 3	0	(75)
Net Transfers	0	(75)
Assets | Total fixed maturities, available-for-sale | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchases	1	68
Settlements	0	(34)
Sales	(66)	0
Net Purchases, Sales, and Settlements	(65)	34
Transfers into Level 3	0	0
Transfers out of Level 3	(212)	(7)
Net Transfers	(212)	(7)
Assets | Total fixed maturities, available-for-sale | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchases	674	132
Settlements	(177)	(137)
Sales	0	(10)
Net Purchases, Sales, and Settlements	497	(15)
Transfers into Level 3	488	20
Transfers out of Level 3	(42)	(6)
Net Transfers	446	14
Assets | Total fixed maturities, available-for-sale | Foreign governments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchases	0	5
Settlements	0	0
Sales	0	0
Net Purchases, Sales, and Settlements	0	5
Transfers into Level 3	0	0
Transfers out of Level 3	(4)	0
Net Transfers	(4)	0
Assets | Total fixed maturities, available-for-sale | Municipal bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchases	0	0
Settlements	0	0
Sales	0	0
Net Purchases, Sales, and Settlements	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	(1)	0
Net Transfers	(1)	0
Assets | Total fixed maturities, available-for-sale | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchases	33	22
Settlements	(2)	(26)
Sales	0	(19)
Net Purchases, Sales, and Settlements	31	(23)
Transfers into Level 3	0	0
Transfers out of Level 3	(15)	(33)
Net Transfers	(15)	(33)
Assets | Fixed Maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchases	94	327
Settlements	0	0
Sales	(14)	0
Transfers into Level 3	0	0
Transfers out of Level 3	(137)	0
Assets | Investment Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchases	13	42
Settlements	(6)	0
Sales	0	0
Transfers into Level 3	137	0
Transfers out of Level 3	0	0
Assets | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchases	3	8
Settlements	0	(11)
Sales	(4)	0
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Liability | Derivative | Fixed Indexed Annuities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchases	42	291
Settlements	(8)	(29)
Sales	0	0
Transfers into Level 3	(42)	(41)
Transfers out of Level 3	8	22
Liability | Derivative | Other embedded derivative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchases	0	0
Settlements	(5)	(5)
Sales	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Liability | Derivative | Interest rate derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchases	0	0
Settlements	0	(22)
Sales	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	$ 0	$ 0